Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions
Schedule of significant transactions with related parties

Names of the major related parties	Nature of relationship
Tencent Holdings Limited and its subsidiaries (the “Tencent Group”)	A shareholder that has significant influence over the Group
Kuaishou Technology and its subsidiary (the “Kuaishou Group”)	A shareholder that has significant influence over the Group
Baidu, Inc. and its subsidiaries (the “Baidu Group”) (i)	A shareholder that has significant influence over the Group as of December 31, 2021

(i)	As Baidu Group’s shares in the Company is further diluted after the IPO, the Company considers that Baidu is no longer its related party since 2022.

	For the Year Ended December 31,
	2020	2021	2022

	RMB in thousands
Services purchased from related parties
Tencent Group(i)	77,254	110,849	137,715
Kuaishou Group(ii)	—	2,179	14,373

Services provided to related parties(iii)
Tencent Group	12,569	10,876	25,741
Kuaishou Group	7,412	7,864	14,779

(i)	Service purchased from Tencent Group primarily related to cloud and bandwidth services.
(ii)	Service purchased from Kuaishou Group primarily related to marketing services and cloud and bandwidth services.
(iii)	Service provided to related parties mainly refer to advertising service provided to Tencent Group, Baidu Group and Kuaishou Group.

	As of December 31,
	2021	2022

	RMB in thousands
Amount due from related parties
Tencent Group	8,763	22,616
Kuaishou Group	2,998	2,182

Amount due to related parties
Tencent Group	67,370	19,081
Kuaishou Group	1,640	5,780